Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	96 Months Ended	108 Months Ended	132 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000177522_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000177522_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000177522_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,337
C000177522_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,458
C000177522_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,991
C000177522_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,480
C000177522_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,647
C000177522_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,092
C000177522_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,781
C000177522_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,628
C000177522_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000177522_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177522_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,841
C000177522_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,054
C000177522_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,302
C000177522_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,480
C000177522_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,435
C000177522_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,909
C000177522_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,654
C000177522_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,827
C000014789_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000014789_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000014789_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,134
C000014789_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,379
C000014789_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,502
C000014789_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,831
C000014789_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,197
C000014789_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,771
C000014789_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,697
C000014789_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,125
C000014789_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,434
C000014789_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,287
C000014789_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
C000014789_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014789_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,697
C000014789_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,994
C000014789_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,197
C000014789_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,462
C000014789_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,629
C000014789_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,635
C000014789_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,063
C000014789_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,831
C000014789_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,046
C000014789_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,031
C000014790_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000014790_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014790_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,515
C000014790_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,917
C000014790_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,056
C000014790_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,516
C000014790_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,977
C000014790_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,932
C000014790_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,568
C000014790_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,175
C000014790_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,841
C000014790_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,043
C000014790_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
C000014790_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014790_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,697
C000014790_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,994
C000014790_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,197
C000014790_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,462
C000014790_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,629
C000014790_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,635
C000014790_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,063
C000014790_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,831
C000014790_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,046
C000014790_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,031
C000014788_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000014788_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014788_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,409
C000014788_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,649
C000014788_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,691
C000014788_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,967
C000014788_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,266
C000014788_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,764
C000014788_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,623
C000014788_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,967
C000014788_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,273
C000014788_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,141
C000014788_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
C000014788_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014788_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,697
C000014788_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,994
C000014788_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,197
C000014788_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,462
C000014788_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,629
C000014788_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,635
C000014788_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,063
C000014788_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,831
C000014788_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,046
C000014788_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,031
C000177523_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000177523_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177523_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,614
C000177523_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,673
C000177523_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,290
C000177523_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,211
C000177523_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,706
C000177523_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,302
C000177523_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,607
C000177523_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,497
C000177523_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) ex USA Index
C000177523_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177523_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,916
C000177523_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,954
C000177523_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,210
C000177523_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,910
C000177523_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,465
C000177523_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,660
C000177523_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,090
C000177523_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,303
C000014824_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000014824_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000014824_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,637
C000014824_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,066
C000014824_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,090
C000014824_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,493
C000014824_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,203
C000014824_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,300
C000014824_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,243
C000014824_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,278
C000014824_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,659
C000014824_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,903
C000014824_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA Index
C000014824_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014824_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,040
C000014824_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,434
C000014824_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,430
C000014824_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,741
C000014824_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,428
C000014824_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,138
C000014824_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,167
C000014824_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,660
C000014824_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,012
C000014824_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,294
C000014825_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000014825_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014825_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,036
C000014825_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,632
C000014825_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,675
C000014825_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,276
C000014825_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,172
C000014825_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,634
C000014825_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,235
C000014825_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,502
C000014825_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,344
C000014825_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,994
C000014825_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA Index
C000014825_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014825_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,040
C000014825_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,434
C000014825_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,430
C000014825_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,741
C000014825_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,428
C000014825_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,138
C000014825_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,167
C000014825_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,660
C000014825_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,012
C000014825_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,294
C000014823_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000014823_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014823_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,942
C000014823_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,381
C000014823_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,329
C000014823_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,711
C000014823_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,369
C000014823_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,416
C000014823_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,261
C000014823_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,216
C000014823_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,624
C000014823_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,924
C000014823_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA Index
C000014823_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014823_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,040
C000014823_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,434
C000014823_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,430
C000014823_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,741
C000014823_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,428
C000014823_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,138
C000014823_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,167
C000014823_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,660
C000014823_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,012
C000014823_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,294
C000014821_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000014821_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000014821_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,436
C000014821_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,848
C000014821_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,919
C000014821_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,313
C000014821_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,040
C000014821_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,140
C000014821_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,171
C000014821_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,232
C000014821_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,644
C000014821_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,947
C000014821_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA Index
C000014821_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014821_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,040
C000014821_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,434
C000014821_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,430
C000014821_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,741
C000014821_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,428
C000014821_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,138
C000014821_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,167
C000014821_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,660
C000014821_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,012
C000014821_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,294
C000014819_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000014819_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000014819_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,858
C000014819_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,401
C000014819_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,537
C000014819_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,010
C000014819_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,243
C000014819_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,555
C000014819_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,812
C000014819_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,101
C000014819_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,818
C000014819_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,588
C000014819_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000014819_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014819_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,248
C000014819_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,676
C000014819_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,658
C000014819_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,311
C000014819_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,068
C000014819_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,749
C000014819_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,664
C000014819_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,482
C000014819_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,624
C000014819_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,294
C000014820_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000014820_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014820_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,266
C000014820_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,989
C000014820_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,151
C000014820_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,721
C000014820_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,184
C000014820_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,898
C000014820_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,895
C000014820_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,476
C000014820_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,898
C000014820_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,246
C000014820_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000014820_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014820_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,248
C000014820_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,676
C000014820_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,658
C000014820_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,311
C000014820_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,068
C000014820_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,749
C000014820_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,664
C000014820_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,482
C000014820_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,624
C000014820_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,294
C000014818_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000014818_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014818_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,162
C000014818_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,723
C000014818_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,783
C000014818_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,207
C000014818_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,406
C000014818_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,674
C000014818_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,831
C000014818_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,038
C000014818_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,788
C000014818_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,609
C000014818_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000014818_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014818_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,248
C000014818_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,676
C000014818_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,658
C000014818_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,311
C000014818_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,068
C000014818_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,749
C000014818_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,664
C000014818_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,482
C000014818_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,624
C000014818_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,294
C000014816_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000014816_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000014816_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000014816_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,176
C000014816_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,355
C000014816_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,853
C000014816_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,092
C000014816_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,411
C000014816_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,735
C000014816_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,058
C000014816_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,816
C000014816_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,643
C000014816_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000014816_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014816_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,248
C000014816_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,676
C000014816_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,658
C000014816_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,311
C000014816_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,068
C000014816_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,749
C000014816_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,664
C000014816_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,482
C000014816_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,624
C000014816_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,294
C000130140_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000130140_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130140_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,809
C000130140_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,066
C000130140_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,023
C000130140_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,420
C000130140_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,057
C000130140_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,459
C000130140_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,705
C000130140_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,500
C000130140_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,947
C000130140_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,238
C000130140_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
C000130140_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130140_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,931
C000130140_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,827
C000130140_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,101
C000130140_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,540
C000130140_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,660
C000130140_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,148
C000130140_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,830
C000130140_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,112
C000130140_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,433
C000130140_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,015
C000014804_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000014804_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000014804_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,356
C000014804_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,370
C000014804_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,341
C000014804_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,500
C000014804_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,849
C000014804_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,876
C000014804_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,553
C000014804_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,097
C000014804_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,030
C000014804_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,567
C000014804_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
C000014804_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014804_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,931
C000014804_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,827
C000014804_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,101
C000014804_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,540
C000014804_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,660
C000014804_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,148
C000014804_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,830
C000014804_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,112
C000014804_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,433
C000014804_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,015
C000014805_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000014805_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014805_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,793
C000014805_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,024
C000014805_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,971
C000014805_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,338
C000014805_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,938
C000014805_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,287
C000014805_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,576
C000014805_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,330
C000014805_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,704
C000014805_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,890
C000014805_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
C000014805_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014805_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,931
C000014805_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,827
C000014805_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,101
C000014805_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,540
C000014805_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,660
C000014805_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,148
C000014805_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,830
C000014805_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,112
C000014805_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,433
C000014805_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,015
C000014803_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000014803_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014803_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,674
C000014803_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,716
C000014803_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,578
C000014803_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,718
C000014803_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,023
C000014803_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,991
C000014803_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,568
C000014803_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,038
C000014803_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,997
C000014803_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,586
C000014803_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
C000014803_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014803_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,931
C000014803_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,827
C000014803_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,101
C000014803_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,540
C000014803_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,660
C000014803_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,148
C000014803_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,830
C000014803_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,112
C000014803_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,433
C000014803_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,015
C000014801_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000014801_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000014801_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,139
C000014801_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,125
C000014801_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,165
C000014801_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,334
C000014801_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,695
C000014801_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,745
C000014801_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,503
C000014801_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,078
C000014801_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,048
C000014801_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,653
C000014801_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
C000014801_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014801_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,931
C000014801_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,827
C000014801_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,101
C000014801_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,540
C000014801_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,660
C000014801_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,148
C000014801_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,830
C000014801_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,112
C000014801_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,433
C000014801_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,015
C000205050_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205050_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205050_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,098
C000205050_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,567
C000205050_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,328
C000205050_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,433
C000205050_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,964
C000205050_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,110
C000205050_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,005
C000205050_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI AC (All Country) Asia ex Japan Index
C000205050_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205050_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,088
C000205050_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,292
C000205050_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,923
C000205050_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,452
C000205050_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,878
C000205050_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,078
C000205050_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,896
C000014799_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000014799_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000014799_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,289
C000014799_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,701
C000014799_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,518
C000014799_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,538
C000014799_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,629
C000014799_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,344
C000014799_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,508
C000014799_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,039
C000014799_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,881
C000014799_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,523
C000014799_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI AC (All Country) Asia ex Japan Index
C000014799_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014799_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,659
C000014799_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,906
C000014799_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,012
C000014799_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,602
C000014799_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,758
C000014799_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,778
C000014799_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,734
C000014799_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,320
C000014799_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,044
C000014799_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,876
C000014800_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000014800_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014800_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,727
C000014800_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,371
C000014800_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,153
C000014800_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,426
C000014800_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,076
C000014800_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	27,178
C000014800_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,564
C000014800_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,394
C000014800_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,851
C000014800_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,348
C000014800_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI AC (All Country) Asia ex Japan Index
C000014800_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014800_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,659
C000014800_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,906
C000014800_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,012
C000014800_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,602
C000014800_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,758
C000014800_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,778
C000014800_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,734
C000014800_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,320
C000014800_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,044
C000014800_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,876
C000014798_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000014798_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014798_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,614
C000014798_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,072
C000014798_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,779
C000014798_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,803
C000014798_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,913
C000014798_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,546
C000014798_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,554
C000014798_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,017
C000014798_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,903
C000014798_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,625
C000014798_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI AC (All Country) Asia ex Japan Index
C000014798_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014798_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,659
C000014798_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,906
C000014798_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,012
C000014798_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,602
C000014798_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,758
C000014798_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,778
C000014798_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,734
C000014798_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,320
C000014798_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,044
C000014798_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,876
C000014796_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000014796_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000014796_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,080
C000014796_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,461
C000014796_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,351
C000014796_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,370
C000014796_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,437
C000014796_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,177
C000014796_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,454
C000014796_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,025
C000014796_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,914
C000014796_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,640
C000014796_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI AC (All Country) Asia ex Japan Index
C000014796_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014796_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,659
C000014796_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,906
C000014796_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,012
C000014796_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,602
C000014796_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,758
C000014796_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,778
C000014796_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,734
C000014796_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,320
C000014796_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,044
C000014796_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,876
C000130139_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000130139_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130139_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,746
C000130139_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,982
C000130139_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,930
C000130139_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,683
C000130139_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,923
C000130139_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,114
C000130139_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,863
C000130139_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,401
C000130139_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,982
C000130139_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,841
C000130139_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
C000130139_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130139_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,697
C000130139_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,994
C000130139_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,197
C000130139_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,462
C000130139_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,629
C000130139_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,635
C000130139_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,063
C000130139_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,831
C000130139_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,046
C000130139_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,031
C000014779_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000014779_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000014779_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,339
C000014779_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,403
C000014779_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,331
C000014779_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,909
C000014779_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,985
C000014779_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,776
C000014779_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,834
C000014779_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,164
C000014779_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,328
C000014779_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,707
C000014779_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
C000014779_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014779_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,697
C000014779_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,994
C000014779_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,197
C000014779_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,462
C000014779_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,629
C000014779_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,635
C000014779_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,063
C000014779_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,831
C000014779_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,046
C000014779_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,031
C000014780_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000014780_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014780_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,731
C000014780_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,945
C000014780_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,877
C000014780_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,606
C000014780_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,820
C000014780_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,948
C000014780_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,726
C000014780_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,228
C000014780_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,736
C000014780_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,518
C000014780_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
C000014780_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014780_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,697
C000014780_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,994
C000014780_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,197
C000014780_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,462
C000014780_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,629
C000014780_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,635
C000014780_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,063
C000014780_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,831
C000014780_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,046
C000014780_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,031
C000014778_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000014778_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014778_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,630
C000014778_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,696
C000014778_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,544
C000014778_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,096
C000014778_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,118
C000014778_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,863
C000014778_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,825
C000014778_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,087
C000014778_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,273
C000014778_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,692
C000014778_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
C000014778_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014778_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,697
C000014778_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,994
C000014778_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,197
C000014778_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,462
C000014778_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,629
C000014778_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,635
C000014778_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,063
C000014778_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,831
C000014778_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,046
C000014778_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,031
C000014776_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000014776_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000014776_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,145
C000014776_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,193
C000014776_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,170
C000014776_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,754
C000014776_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,850
C000014776_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,648
C000014776_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,773
C000014776_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,133
C000014776_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,330
C000014776_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,760
C000014776_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
C000014776_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014776_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,697
C000014776_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,994
C000014776_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,197
C000014776_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,462
C000014776_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,629
C000014776_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,635
C000014776_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,063
C000014776_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,831
C000014776_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,046
C000014776_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,031
C000014786_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000014786_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000014786_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	8,939
C000014786_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,161
C000014786_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,326
C000014786_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,654
C000014786_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,042
C000014786_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,591
C000014786_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,594
C000014786_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,036
C000014786_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,360
C000014786_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,243
C000014786_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
C000014786_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014786_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,697
C000014786_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,994
C000014786_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,197
C000014786_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,462
C000014786_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,629
C000014786_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,635
C000014786_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,063
C000014786_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,831
C000014786_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,046
C000014786_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 21,031